Held-to-maturity Debt Securities (Tables)	12 Months Ended
Dec. 31, 2015
Held-to-maturity Debt Securities
Schedule of maturity value, amortized cost and approximate fair values of securities classified as held to maturity

As of December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(RMB)
Debt Securities:
Borun bonds, due January 29, 2016	107,912,111	1,587,889	—	109,500,000

($)	16,618,226	244,531	—	16,862,757